Disclosure of detailed information about finance expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Interest charges on Red Kite loan and associated withholding taxes (note 16)	$ (9,987)	$ (17,160)
Accretion charges on asset retirement provisions	(429)	(650)
Other	(321)	0
Total	$ (10,737)	$ (17,810)